Quarterly Holdings Report
for
Fidelity® Mid-Cap Stock Fund
July 31, 2024
MCS-NPRT1-0924
1.804824.120
Common Stocks - 98.1%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 1.5%
Entertainment - 1.1%
Liberty Media Corp. Liberty Formula One Class A	311,916	23,072
TKO Group Holdings, Inc.	523,623	57,258
		80,330
Media - 0.4%
Interpublic Group of Companies, Inc.	897,869	28,884
TOTAL COMMUNICATION SERVICES		109,214
CONSUMER DISCRETIONARY - 11.4%
Automobile Components - 0.5%
Aptiv PLC (a)	550,917	38,228
Distributors - 0.4%
LKQ Corp.	678,172	28,144
Diversified Consumer Services - 0.9%
H&R Block, Inc.	1,076,256	62,358
Service Corp. International	53,340	4,262
		66,620
Hotels, Restaurants & Leisure - 3.6%
Aramark	1,712,623	58,692
Caesars Entertainment, Inc. (a)	570,407	22,788
Churchill Downs, Inc.	559,609	80,337
Domino's Pizza, Inc.	73,498	31,509
Flutter Entertainment PLC (a)	128,252	25,349
Wyndham Hotels & Resorts, Inc.	648,899	49,135
		267,810
Household Durables - 1.4%
D.R. Horton, Inc.	213,419	38,400
Mohawk Industries, Inc. (a)	162,144	26,117
NVR, Inc. (a)	5,224	44,965
		109,482
Leisure Products - 0.5%
Brunswick Corp.	425,892	34,689
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	290,661	75,665
Foot Locker, Inc.	567,090	16,480
JD Sports Fashion PLC	13,023,034	22,032
		114,177
Textiles, Apparel & Luxury Goods - 2.6%
Bolt Threads, Inc. (b)(c)	239,558	575
Brunello Cucinelli SpA	787,851	73,626
PVH Corp.	706,062	72,011
Tapestry, Inc.	1,262,557	50,616
		196,828
TOTAL CONSUMER DISCRETIONARY		855,978
CONSUMER STAPLES - 4.6%
Beverages - 0.8%
Boston Beer Co., Inc. Class A (a)	79,867	22,380
Keurig Dr. Pepper, Inc.	1,218,668	41,776
		64,156
Consumer Staples Distribution & Retail - 2.7%
BJ's Wholesale Club Holdings, Inc. (a)	823,751	72,457
Grocery Outlet Holding Corp. (a)	955,351	18,687
Maplebear, Inc. (NASDAQ)	657,405	22,674
Performance Food Group Co. (a)	1,316,252	90,821
		204,639
Food Products - 0.7%
Bowery Farming, Inc. (a)(c)	719,146	14
Bowery Farming, Inc. warrants (a)(b)(c)	252,678	5
Lamb Weston Holdings, Inc.	311,499	18,696
Nomad Foods Ltd.	1,732,629	33,111
		51,826
Household Products - 0.4%
Energizer Holdings, Inc.	898,526	27,666
TOTAL CONSUMER STAPLES		348,287
ENERGY - 7.0%
Energy Equipment & Services - 1.1%
Expro Group Holdings NV (a)	1,835,566	42,622
NOV, Inc.	1,973,311	41,084
		83,706
Oil, Gas & Consumable Fuels - 5.9%
Cameco Corp.	354,825	16,141
Canadian Natural Resources Ltd.	1,908,859	67,774
Cheniere Energy, Inc.	582,837	106,449
Energy Transfer LP	3,306,546	53,798
Imperial Oil Ltd. (d)	1,652,874	118,412
Parkland Corp.	696,948	19,551
Range Resources Corp.	1,831,001	57,182
		439,307
TOTAL ENERGY		523,013
FINANCIALS - 16.3%
Banks - 5.9%
BOK Financial Corp.	429,212	44,140
First Horizon National Corp.	4,646,830	77,741
Huntington Bancshares, Inc.	3,688,241	55,139
M&T Bank Corp.	437,644	75,349
PNC Financial Services Group, Inc.	329,246	59,626
U.S. Bancorp	1,072,528	48,135
Wintrust Financial Corp.	757,533	81,965
		442,095
Capital Markets - 1.5%
Cboe Global Markets, Inc.	183,003	33,583
Lazard, Inc. Class A	722,696	35,535
Raymond James Financial, Inc.	364,881	42,326
		111,444
Financial Services - 2.2%
Flywire Corp. (a)	769,222	14,084
Radian Group, Inc.	2,287,167	84,854
Shift4 Payments, Inc. (a)(d)	205,289	14,122
WEX, Inc. (a)	296,017	54,304
		167,364
Insurance - 6.7%
American Financial Group, Inc.	763,495	99,987
Arch Capital Group Ltd. (a)	1,108,947	106,215
Beazley PLC	3,912,912	34,382
First American Financial Corp.	1,196,512	72,485
Hartford Financial Services Group, Inc.	700,528	77,703
Hiscox Ltd.	2,604,571	42,557
Stewart Information Services Corp.	240,738	17,020
The Travelers Companies, Inc.	213,927	46,302
		496,651
TOTAL FINANCIALS		1,217,554
HEALTH CARE - 7.8%
Biotechnology - 0.9%
Exact Sciences Corp. (a)	218,824	9,996
Repligen Corp. (a)	320,316	53,605
		63,601
Health Care Equipment & Supplies - 1.8%
Dentsply Sirona, Inc.	641,264	17,404
Hologic, Inc. (a)	804,534	65,658
Inspire Medical Systems, Inc. (a)	84,518	11,921
Masimo Corp. (a)	341,244	36,506
		131,489
Health Care Providers & Services - 2.4%
Centene Corp. (a)	776,774	59,749
Henry Schein, Inc. (a)	410,696	29,545
Molina Healthcare, Inc. (a)	271,044	92,499
		181,793
Health Care Technology - 0.2%
Evolent Health, Inc. Class A (a)	685,011	15,974
Life Sciences Tools & Services - 1.1%
Bruker Corp.	408,738	28,003
Charles River Laboratories International, Inc. (a)	163,202	39,838
Sartorius Stedim Biotech	88,858	17,786
		85,627
Pharmaceuticals - 1.4%
Elanco Animal Health, Inc. (a)	716,674	9,345
Recordati SpA	616,348	33,586
UCB SA	360,536	60,343
		103,274
TOTAL HEALTH CARE		581,758
INDUSTRIALS - 25.0%
Aerospace & Defense - 4.4%
BWX Technologies, Inc.	628,269	62,506
Huntington Ingalls Industries, Inc.	167,292	46,838
Space Exploration Technologies Corp. (a)(b)(c)	1,396,290	156,389
Space Exploration Technologies Corp. Class C (a)(b)(c)	20,340	2,278
Woodward, Inc.	405,889	63,315
		331,326
Air Freight & Logistics - 0.4%
GXO Logistics, Inc. (a)	564,713	31,613
Building Products - 1.8%
Hayward Holdings, Inc. (a)	1,315,606	19,458
Johnson Controls International PLC	769,930	55,081
Owens Corning	311,298	58,020
		132,559
Commercial Services & Supplies - 1.0%
GFL Environmental, Inc.	1,910,453	74,127
Construction & Engineering - 2.9%
AECOM	1,022,941	92,689
Comfort Systems U.S.A., Inc.	59,467	19,768
EMCOR Group, Inc.	146,145	54,869
Willscot Holdings Corp. (a)	1,147,493	47,047
		214,373
Electrical Equipment - 3.7%
Acuity Brands, Inc.	307,434	77,274
Generac Holdings, Inc. (a)	295,601	46,019
Nextracker, Inc. Class A (a)	496,109	24,379
Regal Rexnord Corp.	513,033	82,434
Vertiv Holdings Co.	571,342	44,965
		275,071
Ground Transportation - 0.9%
Knight-Swift Transportation Holdings, Inc.	1,273,663	69,325
Machinery - 5.2%
Allison Transmission Holdings, Inc.	784,164	69,469
Atmus Filtration Technologies, Inc.	487,452	15,033
Chart Industries, Inc. (a)(d)	584,288	94,117
Crane Co.	430,139	69,003
Donaldson Co., Inc.	1,022,349	76,492
Energy Recovery, Inc. (a)	582,501	8,493
Fortive Corp.	784,630	56,376
		388,983
Professional Services - 3.3%
Leidos Holdings, Inc.	364,905	52,692
Science Applications International Corp.	429,522	53,433
TransUnion	862,611	77,859
WNS Holdings Ltd. (d)	1,106,167	65,905
		249,889
Trading Companies & Distributors - 1.4%
Beacon Roofing Supply, Inc. (a)	332,930	34,225
Watsco, Inc.	74,210	36,325
WESCO International, Inc.	194,332	33,998
		104,548
TOTAL INDUSTRIALS		1,871,814
INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 1.2%
Ciena Corp. (a)	1,185,981	62,549
Lumentum Holdings, Inc. (a)	545,099	28,225
		90,774
Electronic Equipment, Instruments & Components - 3.5%
Coherent Corp. (a)	615,578	42,893
Crane NXT Co.	845,789	53,183
Fabrinet (a)	247,236	54,530
Flex Ltd. (a)	2,009,432	64,603
Vontier Corp.	1,100,688	43,180
		258,389
IT Services - 0.7%
Amdocs Ltd.	556,737	48,698
Semiconductors & Semiconductor Equipment - 1.2%
Allegro MicroSystems LLC (a)	1,132,454	27,224
Lattice Semiconductor Corp. (a)	24,361	1,291
MKS Instruments, Inc.	321,974	40,537
ON Semiconductor Corp. (a)	297,753	23,299
		92,351
Software - 1.1%
Dynatrace, Inc. (a)	1,383,755	60,775
Gen Digital, Inc.	850,748	22,111
		82,886
TOTAL INFORMATION TECHNOLOGY		573,098
MATERIALS - 7.3%
Chemicals - 2.7%
Cabot Corp.	631,201	63,303
Celanese Corp.	207,488	29,287
CF Industries Holdings, Inc.	471,927	36,051
Nutrien Ltd.	425,058	21,800
Westlake Corp.	342,877	50,698
		201,139
Containers & Packaging - 2.4%
Avery Dennison Corp.	182,348	39,539
Crown Holdings, Inc.	722,513	64,087
Graphic Packaging Holding Co.	1,130,274	34,021
O-I Glass, Inc. (a)	3,398,597	45,405
		183,052
Metals & Mining - 2.2%
Commercial Metals Co.	1,232,759	74,089
Franco-Nevada Corp.	287,518	37,052
Freeport-McMoRan, Inc.	1,100,052	49,953
		161,094
TOTAL MATERIALS		545,285
REAL ESTATE - 5.2%
Equity Real Estate Investment Trusts (REITs) - 4.3%
CubeSmart	1,174,899	55,902
Essex Property Trust, Inc.	90,655	25,235
Gaming & Leisure Properties	1,153,352	57,898
Omega Healthcare Investors, Inc.	1,113,390	40,527
Realty Income Corp.	1,335,355	76,689
Ventas, Inc.	809,592	44,074
Welltower, Inc.	226,958	25,249
		325,574
Real Estate Management & Development - 0.9%
Jones Lang LaSalle, Inc. (a)	269,515	67,621
TOTAL REAL ESTATE		393,195
UTILITIES - 4.3%
Electric Utilities - 1.6%
Alliant Energy Corp.	688,012	38,295
FirstEnergy Corp.	949,090	39,776
IDACORP, Inc.	393,147	38,430
		116,501
Independent Power and Renewable Electricity Producers - 1.2%
The AES Corp.	1,338,685	23,815
Vistra Corp.	865,845	68,592
		92,407
Multi-Utilities - 0.8%
NiSource, Inc.	1,892,512	59,141
Water Utilities - 0.7%
Essential Utilities, Inc.	1,339,702	54,459
TOTAL UTILITIES		322,508
TOTAL COMMON STOCKS (Cost $5,057,061)		7,341,704

Convertible Preferred Stocks - 0.9%
	Shares	Value ($) (000s)
HEALTH CARE - 0.4%
Biotechnology - 0.4%
National Resilience, Inc. Series B (a)(b)(c)	711,831	25,256
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.3%
Space Exploration Technologies Corp. Series H (a)(b)(c)	18,837	21,097
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series B, 6.00% (a)(b)(c)	145,591	18,259
TOTAL INDUSTRIALS		39,356
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $27,288)		64,612

Money Market Funds - 2.4%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (e)	77,934,909	77,950
Fidelity Securities Lending Cash Central Fund 5.39% (e)(f)	103,778,124	103,789
TOTAL MONEY MARKET FUNDS (Cost $181,736)		181,739

TOTAL INVESTMENT IN SECURITIES - 101.4% (Cost $5,266,085)	7,588,055
NET OTHER ASSETS (LIABILITIES) - (1.4)%	(107,031)
NET ASSETS - 100.0%	7,481,024

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $223,859,000 or 3.0% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Beta Technologies, Inc. Series B, 6.00%	4/04/22	15,021

Bolt Threads, Inc.	12/13/17 - 9/02/21	40,889

Bowery Farming, Inc. warrants	10/25/23	0

National Resilience, Inc. Series B	12/01/20	9,724

Space Exploration Technologies Corp.	4/08/16 - 9/11/17	14,283

Space Exploration Technologies Corp. Class C	9/11/17	275

Space Exploration Technologies Corp. Series H	8/04/17	2,543

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	54,469	214,862	191,382	337	1	-	77,950	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	125,060	381,354	402,625	54	-	-	103,789	0.5%
Total	179,529	596,216	594,007	391	1	-	181,739

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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